Commitment and Contingencies - Additional Information (Details) $ in Thousands	Mar. 01, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Interests acquired	100.00%
Purchase price of Morehead CEA facility	$ 125,000
Financing obligation related to construction in progress assets	66,504
Finance lease liability	$ 58,496